Share-Based Compensation - Weighted Average Fair Value for Stock Options Granted (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Dividend yield			0.80%
Volatility			27.70%
Risk-free interest rate			3.50%
Expected life (years)			5 years
Weighted average fair value of options granted			$ 36.65
Intrinsic value of options exercised (in millions)	$ 1.0	$ 11.4	$ 23.2
Tax benefit of options exercised (in millions)	$ 0.2	$ 2.3	$ 4.4